Common and preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Outstanding Shares and Dividends Paid
The following table presents the number of common and preferred shares outstanding and dividends paid, other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2020				2019				2018
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	446,932,750	$13,892	$2,592	$5.82	445,325,744	$13,589	$2,488	$5.60	442,823,361	$13,242	$2,356	$5.32
Class A Preferred Shares
Series 39	16,000,000	400	15	0.93	16,000,000	400	16	0.96	16,000,000	400	16	0.98
Series 41	12,000,000	300	12	0.97	12,000,000	300	11	0.94	12,000,000	300	11	0.94
Series 43	12,000,000	300	10	0.87	12,000,000	300	11	0.90	12,000,000	300	11	0.90
Series 45	32,000,000	800	35	1.10	32,000,000	800	35	1.10	32,000,000	800	35	1.10
Series 47	18,000,000	450	20	1.13	18,000,000	450	20	1.13	18,000,000	450	16	0.88
Series 49	13,000,000	325	17	1.30	13,000,000	325	13	1.00	–	–	–	–
Series 51	10,000,000	250	13	1.29	10,000,000	250	5	0.53	–	–	–	–
		$2,825	$122			$2,825	$111			$2,250	$89
Treasury shares – common shares	152,579	$16			15,931	$2			3,019	$1
Treasury shares – preferred shares	–	–			–	–			–	–
Other Equity Instruments
Limited recourse capital notes (1)		$750				$–				$–

(1)	See 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) section below for details.

Schedule of Common Shares Issued
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2020		2019		2018
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	445,341,675	$13,591	442,826,380	$13,243	439,313,303	$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	1,689,450	194
Acquisition of Wellington Financial	–	–	–	–	378,848	47
Equity-settled share-based compensation plans (1)	823,502	87	511,567	52	999,675	95
Shareholder investment plan (2)	1,534,320	144	1,777,738	194	2,880,782	337
Employee share purchase plan	1,457,784	140	1,213,078	131	1,044,893	123
	449,157,281	$13,962	446,328,763	$13,620	446,306,951	$13,344
Purchase of common shares for cancellation	(2,208,600)	(68)	(1,000,000)	(30)	(3,500,000)	(104)
Treasury shares	136,648	14	12,912	1	19,429	3
Balance at end of year (3)	447,085,329	$13,908	445,341,675	$13,591	442,826,380	$13,243

(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and the Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(3)	Excludes nil restricted shares as at October 31, 2020 (2019: nil; 2018: 60,764).

Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB
The following table shows common shares purchased and cancelled under previously expired NCIBs.

$ millions, except number of shares, as at or for the year ended October 31		2020		2019		2018
TSX approval date	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
May 31, 2018 (1)	–	$–	–	$–	3,500,000	$417

(1)	Common shares were repurchased at an average price of $119.22 under this NCIB.

Schedule of Terms of Class A Preferred Shares
Terms of Class A Preferred Shares

Outstanding as at October 31, 2020	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39	$0.232063	July 31, 2024	$25.00
Series 41	$0.244313	January 31, 2025	$25.00
Series 43	$0.196438	July 31, 2025	$25.00
Series 45	$0.275000	July 31, 2022	$25.00
Series 47	$0.281250	January 31 2023	$25.00
Series 49	$0.325000	April 30, 2024	$25.00
Series 51	$0.321875	July 31, 2024	$25.00

(1)	Quarterly dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2020	2019
CET1 capital (1)		$30,876	$27,707
Tier 1 capital	A	34,775	30,851
Total capital		40,969	35,854

Total RWA		254,871	239,863

CET1 ratio		12.1%	11.6%
Tier 1 capital ratio		13.6%	12.9%
Total capital ratio		16.1%	15.0%
Leverage ratio exposure	B	$741,760	$714,343
Leverage ratio	A/B	4.7%	4.3%

(1)
Beginning in the second quarter of 2020, includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until 2022.